Provision for Income Taxes (Details) $ in Millions	12 Months Ended
	Mar. 31, 2026 HKD ($)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2026 USD ($)
Provision for Income Taxes [Line Items]
Assessable profit (in Dollars)	$ 2
Income tax rate	16.50%
Profit tax rate	2.45%
Hong Kong [Member]
Provision for Income Taxes [Line Items]
Assessable profit (in Dollars)	$ 2
Income tax rate	16.50%	16.50%	16.50%
Profit tax rate	2.45%	15.37%	15.67%
Net operating loss carryforwards (in Dollars)				$ 533,201
Hong Kong [Member] | Minimum [Member]
Provision for Income Taxes [Line Items]
Income tax rate	8.25%
Profit tax rate	8.25%
Hong Kong [Member] | Maximum [Member]
Provision for Income Taxes [Line Items]
Assessable profit (in Dollars)	$ 2
Income tax rate	16.50%
Profit tax rate	16.50%
Chinese Mainland [Member]
Provision for Income Taxes [Line Items]
Income tax rate	25.00%
BVI [Member]
Provision for Income Taxes [Line Items]
Income tax rate	0.00%